Year-End Non-Accrual Loans, Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 11,854	$ 13,592
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	11,663	11,248
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	92	136
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	222	352
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,905	1,866
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	9,444	8,894
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	70	2,224
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	70	2,224
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	133	120
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 133	$ 120